Revenue	12 Months Ended
Dec. 31, 2025
Revenue
Revenue

7. Revenue

A.	Revenue streams

The Company generates revenue primarily through the sale of the Company’s entertainment content and production services, Media production, Investment funds for Korean film and food and beverage products. Other sources of revenue include the franchise royalty fees from licensing of the Company’s intellectual property in food and beverage business.

Revenue from contracts with customers for the years ended December 31, 2025, 2024 and 2023 are as follows:

		Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
		(In thousands of Korean won)
Revenue from contracts with customers	₩	78,064,500	43,010,330	67,481,156
Investment revenue		16,420	-	-
Total	₩	78,080,920	43,010,330	67,481,156

B.	Disaggregation of revenue from contracts with customers

In the following table, revenue from contracts with customers is disaggregated by major products and service lines and timing of revenue recognition. The table also includes a reconciliation of the disaggregated revenue with the Company’s reportable segments (see Note 6).

Revenue from contracts with customers based on the service contract type, the timing of satisfaction of performance obligations for the years ended December 31, 2025, 2024 and 2023 are as follows:

		Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
		(In thousands of Korean won)
Major products/service lines
Content goods and merchandises
Video Project & Merchandise Items	₩	39,479,217	23,536,076	47,511,123
Others		4,936,750	4,843,828	2,260,701
Subtotal	₩	44,415,967	28,379,904	49,771,824
F&B
Food and beverages	₩	11,600,569	13,697,884	17,067,663
Franchise royalties and fees		628,249	932,542	641,669
Subtotal	₩	12,228,818	14,630,426	17,709,332
Major products/service lines
Media production		20,690,997	-	-
Investment funds for Korean film
Investment management revenue		728,717	-	-
Investment revenue		16,421	-	-
Subtotal		745,138	-	-
Total	₩	78,080,920	43,010,330	67,481,156
Timing of revenue recognition
At a point in time	₩	56,190,379	42,453,366	66,925,610
Over time		21,890,541	556,964	555,546
Total	₩	78,080,920	43,010,330	67,481,156

C.	Contract balance

The balance of contract assets and liabilities from contracts with customers as of December 31, 2025 and 2024 is as follows:

		December 31, 2025	December 31, 2024
		(In thousands of Korean won)
Current
Contract assets (Unbilled revenue)	₩	1,065,645	-
Contract liabilities (Deferred revenue)		1,252,195	-
Non-current
Contract liabilities (Deferred revenue)		650,000	-

The Company recognizes unbilled receivables from media production service as contract assets. The Company capitalizes the cost associated with the production, including development costs, direct costs, and production overhead per title as prepayments and prepaid expenses. The Company amortizes the capitalized asset in ‘Cost of revenues’ on the combined statements of comprehensive income based on the percentage-of-completion for each contract.

The contract liabilities primarily relate to the advance consideration received from customers for media production service, for which revenue is recognized over time. This will be recognized as revenue when the Company satisfies the performance obligations.